Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Employee compensation and benefits, Restricted awards

	For the year ended December 31,
	2011	2010	2009
Stock award compensation expense	$49.6	$49.1	$46.2

Income tax benefit	$19.4	$19.6	$18.5

Summary of restricted awards activity
	2011
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	1,154.7	$16.60	6,329.1	$15.08
Granted	—	—	5,984.0	13.63
Vested	(830.3)	16.77	(2,083.3)	16.21
Forfeited	(17.4)	15.69	(2,514.2)	14.92

Outstanding at December 31,	306.9	$16.20	7,715.6	$14.33

	2010
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	2,186.5	$16.92	3,590.7	$15.60
Granted	397.0	15.66	3,834.5	15.28
Vested	(1,208.0)	17.03	(869.6)	17.83
Forfeited	(220.8)	15.76	(226.6)	16.19

Outstanding at December 31,	1,154.7	$16.60	6,329.1	$15.08

	2009
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	3,248.4	$16.95	782.6	$13.90
Granted	636.7	16.84	2,958.3	16.05
Vested	(1,647.7)	16.94	(137.8)	13.90
Forfeited	(50.8)	16.90	(12.3)	18.45

Outstanding at December 31,	2,186.5	$16.92	3,590.7	$15.60

Weighted-average assumptions

	2010	2009
Dividend yield	0.0%	0.0%
Expected volatility	40.0%	40.0%
Risk-free interest rate	1.1%	1.5%
Expected life (in years)	3.5	3.5

Compensation expense relating to stock options

	For the year ended December 31,
	2011	2010	2009
Stock option compensation expense	$1.2	$2.7	$2.1

Income tax benefit	$0.5	$1.1	$0.8

Summary of stock option activity
	Number of Stock Options		Weighted- Average Exercise Price		Aggregate Intrinsic Value (in millions)		Weighted- Average Remaining Life (years)
2011
Outstanding at January 1,		3,739.9		$14.06
Granted at market value		—		—
Exercised		(90.7)		11.02
Forfeited or expired		(820.4)		16.39

Outstanding at December 31,		2,828.8		$13.48		$2.6		4.76

Exercisable at December 31,		2,283.7		$12.90		$2.6		3.96

Available for future grants at December 31, *		9,475.9

2010
Outstanding at January 1,		3,554.0		$13.29
Granted at market value		1,185.1		15.89
Exercised		(590.6)		9.81
Forfeited or expired		(408.6)		18.85

Outstanding at December 31,		3,739.9		$14.06		$5.3		5.97

Exercisable at December 31,		2,573.0		$13.17		$5.3		4.63

Available for future grants at December 31, *		10,910.2

2009
Outstanding at January 1,		4,748.3		$13.32
Granted at market value		210.0		15.78
Exercised		(1,083.4)		10.15
Forfeited or expired		(321.0)		25.96

Outstanding at December 31,		3,554.0		$13.29		$11.1		4.95

Exercisable at December 31,		2,953.4		$12.60		$11.1		4.40

Available for future grants at December 31, *		8,651.3

Totals may not add due to rounding.

*	Represents both options and awards available for grant

Schedule of stock option plans, by exercise price range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at 12/31/11	Weighted- Average Exercise Price
$4.57 - $9.81	513.7	3.12	8.46	513.7	8.46
$10.24 - $10.24	498.9	2.86	10.24	498.9	10.24
$10.30 - $15.75	405.4	2.70	13.27	405.4	13.27
$15.84 - $15.84	729.4	8.04	15.84	245.4	15.84
$16.09 - $17.97	671.5	5.08	17.19	610.4	17.26
$19.36 - $19.36	10.0	5.01	19.36	10.0	19.36

	2,828.8	4.76	13.48	2,283.7	12.90